Condensed Consolidated Balance Sheets (unaudited) (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000	10,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	50,000,000	20,000,000	20,000,000
Common stock, shares issued (in shares)	7,046,633	4,530,113	3,623,591
Common stock, shares outstanding (in shares)	7,046,633	4,530,113	3,623,591
Series A Convertible Voting Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	204,725
Preferred stock, shares issued (in shares)		0
Preferred stock, shares outstanding (in shares)	204,725	0
Preferred stock, shares issued (in shares)	240,000
Series X Convertible Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	4,947,759	4,947,759	4,947,759
Preferred stock, shares issued (in shares)	2,156,713	2,156,713	1,870,713
Preferred stock, shares outstanding (in shares)	2,104,472	2,104,472	1,818,472